Basis of preparation and changes to the Group's accounting policies - Summary of Estimated Useful Lives of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2021
Chargers and charging infrastructure | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Useful life	7 years
Chargers and charging infrastructure | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Useful life	10 years
Other fixed assets | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Useful life	3 years
Other fixed assets | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Useful life	10 years
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Description of useful life	Not depreciated